Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Cash flows from (used in) operating activities
Net income	$ 2,564	$ 3,306	$ 5,388	$ 4,887
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses	1,071	599	2,072	1,289
Depreciation	324	309	638	598
Amortization of other intangibles	168	170	353	312
Net securities loss/(gain)	66	21	60	22
Deferred taxes	(730)	(642)	(797)	(701)
Changes in operating assets and liabilities
Interest receivable and payable	(206)	(484)	(370)	(512)
Securities sold under repurchase agreements	18,110	4,428	25,385	16,937
Securities purchased under reverse repurchase agreements	(6,643)	(25,418)	(1,389)	(35,616)
Securities sold short	(4,730)	208	(6,516)	1,414
Trading loans, securities, and other	(4,826)	(430)	(14,256)	(10,781)
Loans net of securitization and sales	(24,876)	(13,552)	(34,289)	(19,815)
Deposits	23,104	(31,955)	5,822	(40,210)
Derivatives	(5,947)	(3,669)	3,294	1,895
Non-trading financial assets at fair value through profit or loss	1,339	1,846	1,694	2,685
Financial assets and liabilities designated at fair value through profit or loss	8,038	15,190	(4,132)	38,077
Securitization liabilities	1,333	835	3,102	(96)
Current taxes	(1,048)	443	520	2,105
Brokers, dealers, and clients amounts receivable and payable	(1,053)	2,083	(2,267)	(6,837)
Other, including unrealized foreign currency translation loss/(gain)	(995)	(8,092)	452	(5,170)
Net cash from (used in) operating activities	5,281	(54,077)	(14,831)	(49,019)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	1,750	0	1,750	0
Redemption or repurchase of subordinated notes and debentures	(18)	(4)	(42)	49
Common shares issued, net	22	40	59	64
Repurchase of common shares	(1,219)	0	(2,942)	0
Redemption of preferred shares and other equity instruments	(350)	0	(350)	0
Sale of treasury shares and other equity instruments	2,365	2,412	5,616	4,358
Purchase of treasury shares and other equity instruments	(2,307)	(2,420)	(5,501)	(4,377)
Dividends paid on shares and distributions paid on other equity instruments	(1,853)	0	(3,597)	(1,124)
Repayment of lease liabilities	(158)	(164)	(325)	(320)
Net cash from (used in) financing activities	(1,768)	(136)	(5,332)	(1,350)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(10,894)	41,884	10,242	34,860
Activities in financial assets at fair value through other comprehensive income
Purchases	(6,325)	(7,745)	(13,626)	(15,330)
Proceeds from maturities	5,137	3,742	8,445	9,215
Proceeds from sales	377	2,227	1,115	2,822
Activities in debt securities at amortized cost
Purchases	(2,462)	(7,683)	(5,700)	(18,090)
Proceeds from maturities	8,825	10,605	17,532	24,646
Proceeds from sales	2,108	11,861	2,606	11,870
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(425)	(373)	(896)	(776)
Net cash acquired from (paid for) divestitures and acquisitions	0	(502)	70	(502)
Net cash from (used in) investing activities	(3,659)	54,016	19,788	48,715
Effect of exchange rate changes on cash and due from banks	121	83	(38)	(28)
Net increase (decrease) in cash and due from banks	(25)	(114)	(413)	(1,682)
Cash and due from banks at beginning of period	6,333	6,988	6,721	8,556
Cash and due from banks at end of period	6,308	6,874	6,308	6,874
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,590	878	2,172	1,368
Amount of interest paid during the period	15,232	11,035	30,410	20,648
Amount of interest received during the period	22,223	18,309	44,505	35,171
Amount of dividends received during the period	683	588	1,359	1,117
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab	$ (194)	$ (241)	$ (335)	$ (526)